Trade receivables - narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Item]
Impairment loss recognised in profit or loss, trade receivables	€ 667	€ 807	€ 400
Minimum
Trade Receivables [Line Item]
Payment term (in days)	30 days
Maximum
Trade Receivables [Line Item]
Payment term (in days)	90 days